-------------------------
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                                                       -------------------------
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                                                       hours per response: 18.9
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07677
                                   ---------------------------------------------

                          Profit Funds Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  8401 Colesville Road, Suite 320       Silver Spring, Maryland      20910
--------------------------------------------------------------------------------
            (Address of principal executive offices)               (Zip code)

                                Eugene A. Profit

Profit Investment Management     8401 Colesville Road    Silver Spring, MD 20910
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (301) 650-0059
                                                    ----------------------------

Date of fiscal year end:        September 30, 2009
                          -------------------------------

Date of reporting period:       March 31, 2009
                          -------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.

                                 THE PROFIT FUND


                                  PROFIT FUNDS
                               [GRAPHIC OMITTED]
                                INVESTMENT TRUST
                                      PVALX




                               SEMI-ANNUAL REPORT
                                 March 31, 2009
                                   (Unaudited)

THE PROFIT FUND
================================================================================

                        THE PROFIT FUND VS S&P 500 INDEX
                             SECTOR DIVERSIFICATION
                              AS OF MARCH 31, 2009
                                   (UNAUDITED)

                              [BAR CHART OMITTED]

                                                     The
                                                   Profit     S&P 500
                                                    Fund       Index
                                                  -------------------
           Consumer Discretionary                    7.6%       8.8%
           Consumer Staples                          7.8%      12.8%
           Energy                                    7.3%      13.0%
           Financials                                6.2%      10.8%
           Health Care                              15.9%      15.3%
           Industrials                              16.9%       9.7%
           Information Technology                   32.8%      18.0%
           Materials                                 0.0%       3.3%
           Telecommunication Services                5.5%       4.0%
           Utilities                                 0.0%       4.3%


                                TOP TEN HOLDINGS
                                 March 31, 2009
                                   (Unaudited)
--------------------------------------------------------------------------------
                                                              % OF
             SECURITY DESCRIPTION                          NET ASSETS
             --------------------                          ----------
             QUALCOMM, Inc.                                    3.9%
             Wal-Mart Stores, Inc.                             3.3%
             Staples, Inc.                                     3.2%
             Western Digital Corp.                             3.1%
             EMC Corp.                                         3.1%
             Danaher Corp.                                     3.0%
             Verizon Communications, Inc.                      3.0%
             Apple, Inc.                                       2.9%
             Cisco Systems, Inc.                               2.9%
             Coca-Cola Co. (The)                               2.8%

THE PROFIT FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)
================================================================================
    SHARES    COMMON STOCKS -- 95.7%                                  VALUE
--------------------------------------------------------------------------------
              AEROSPACE & DEFENSE -- 6.9%
     2,540    General Dynamics Corp. ..........................    $    105,639
     4,008    Rockwell Collins, Inc. ..........................         130,821
     3,500    United Technologies Corp. .......................         150,430
                                                                   ------------
                                                                        386,890
                                                                   ------------
              BEVERAGES -- 4.2%
     3,640    Coca-Cola Co. (The) .............................         159,978
     1,460    PepsiCo, Inc. ...................................          75,161
                                                                   ------------
                                                                        235,139
                                                                   ------------
              BIOTECHNOLOGY -- 7.2%
     2,689    Amgen, Inc. (a) .................................         133,159
     3,130    Celgene Corp. (a) ...............................         138,972
     2,850    Gilead Sciences, Inc. (a) .......................         132,012
                                                                   ------------
                                                                        404,143
                                                                   ------------
              CAPITAL MARKETS -- 2.9%
     1,760    Franklin Resources, Inc. ........................          94,811
       672    Goldman Sachs Group, Inc. (The) .................          71,245
                                                                   ------------
                                                                        166,056
                                                                   ------------
              COMMERCIAL SERVICES & SUPPLIES -- 2.6%
     5,690    Waste Management, Inc. ..........................         145,664
                                                                   ------------

              COMMUNICATIONS EQUIPMENT -- 6.8%
     9,728    Cisco Systems, Inc. (a) .........................         163,139
     5,600    QUALCOMM, Inc. ..................................         217,896
                                                                   ------------
                                                                        381,035
                                                                   ------------
              COMPUTERS & PERIPHERALS -- 10.5%
     1,570    Apple, Inc. (a) .................................         165,038
    15,136    EMC Corp. (a) ...................................         172,550
     2,550    Hewlett-Packard Co. .............................          81,753
     8,980    Western Digital Corp. (a) .......................         173,673
                                                                   ------------
                                                                        593,014
                                                                   ------------
              DIVERSIFIED FINANCIAL SERVICES -- 1.5%
     3,140    JPMorgan Chase & Co. ............................          83,461
                                                                   ------------

              DIVERSIFIED TELECOMMUNICATION SERVICES -- 5.3%
     5,060    AT&T, Inc. ......................................         127,512
       106    Fairpoint Communications, Inc. ..................              83
     5,662    Verizon Communications, Inc. ....................         170,992
                                                                   ------------
                                                                        298,587
                                                                   ------------
              ENERGY EQUIPMENT & SERVICES -- 1.6%
     1,574    Transocean Ltd. (a) .............................          92,614
                                                                   ------------

              FOOD & STAPLES RETAILING -- 3.3%
     3,594    Wal-Mart Stores, Inc. ...........................         187,247
                                                                   ------------

THE PROFIT FUND
SCHEDULE OF INVESTMENTS(CONTINUED)
================================================================================
    SHARES    COMMON STOCKS -- 95.7% (CONTINUED)                       VALUE
--------------------------------------------------------------------------------
              HEALTH CARE EQUIPMENT & SUPPLIES -- 3.5%
     7,782    Hologic, Inc. (a) ...............................    $    101,866
     3,264    Medtronic, Inc. .................................          96,190
                                                                   ------------
                                                                        198,056
                                                                   ------------
              HEALTH CARE PROVIDERS & SERVICES -- 2.4%
     2,844    Quest Diagnostics, Inc. .........................         135,033
                                                                   ------------

              HOTELS, RESTAURANTS & LEISURE -- 1.8%
     3,610    Yum! Brands, Inc. ...............................          99,203
                                                                   ------------

              INDUSTRIAL CONGLOMERATES -- 1.7%
     9,780    General Electric Co. ............................          98,876
                                                                   ------------

              INSURANCE -- 1.5%
         1    Berkshire Hathaway, Inc. - Class A (a) ..........          86,700
                                                                   ------------

              INTERNET SOFTWARE & SERVICES -- 4.2%
     5,804    Akamai Technologies, Inc. (a) ...................         112,598
       350    Google, Inc. (a) ................................         121,821
                                                                   ------------
                                                                        234,419
                                                                   ------------
              MACHINERY -- 5.0%
     3,161    Danaher Corp. ...................................         171,389
     3,520    Illinois Tool Works, Inc. .......................         108,592
                                                                   ------------
                                                                        279,981
                                                                   ------------
              MEDIA -- 2.3%
     7,199    Walt Disney Co. (The) ...........................         130,734
                                                                   ------------

              OIL, GAS & CONSUMABLE FUELS -- 5.4%
    18,070    El Paso Corp. ...................................         112,937
     5,530    Valero Energy Corp. .............................          98,987
     2,996    XTO Energy, Inc. ................................          91,738
                                                                   ------------
                                                                        303,662
                                                                   ------------
              PHARMACEUTICALS -- 1.9%
     2,045    Johnson & Johnson ...............................         107,567
                                                                   ------------

              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 5.2%
    10,377    Intel Corp. .....................................         156,174
    13,640    NVIDIA Corp. (a) ................................         134,490
                                                                   ------------
                                                                        290,664
                                                                   ------------
              SOFTWARE -- 4.8%
     5,740    Adobe Systems, Inc. (a) .........................         122,779
     6,418    Citrix Systems, Inc. (a) ........................         145,304
                                                                   ------------
                                                                        268,083
                                                                   ------------
              SPECIALTY RETAIL -- 3.2%
     9,879    Staples, Inc. ...................................         178,909
                                                                   ------------

              TOTAL COMMON STOCKS (Cost $6,948,064) ...........    $  5,385,737
                                                                   ------------

THE PROFIT FUND
SCHEDULE OF INVESTMENTS(CONTINUED)
================================================================================
    SHARES    MONEY MARKET FUNDS -- 1.8%                               VALUE
--------------------------------------------------------------------------------
    50,013    Evergreen Institutional Money Market Fund,
                 0.76% (b) ....................................    $     50,013
    50,013    Fidelity Institutional Government Portfolio,
                 0.51% (b) ....................................          50,013
                                                                   ------------
              TOTAL MONEY MARKET FUNDS (Cost $100,026) ........    $    100,026
                                                                   ------------

              TOTAL INVESTMENT SECURITIES AT VALUE -- 97.5%
                 (Cost $7,048,090) ............................    $  5,485,763

              OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.5% ...         140,488
                                                                   ------------

              NET ASSETS -- 100.0% ............................    $  5,626,251
                                                                   ============

(a)   Non-income producing security.

(b) Variable rate security. The rate shown is the 7-day effective yield as of March 31, 2009.

See accompanying notes to financial statements.

THE PROFIT FUND
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2009 (UNAUDITED)
================================================================================

ASSETS
Investments in securities:
   At acquisition cost .........................................   $  7,048,090
                                                                   ============
   At value (Note 2) ...........................................   $  5,485,763
Receivable for investment securities sold ......................        115,710
Receivable for capital shares sold .............................            800
Dividends receivable ...........................................          8,679
Receivable from Adviser (Note 4) ...............................         13,342
Other assets ...................................................         20,748
                                                                   ------------
   TOTAL ASSETS ................................................      5,645,042
                                                                   ------------

LIABILITIES
Payable to Administrator (Note 4) ..............................          6,000
Accrued distribution fees (Note 4) .............................            590
Other accrued expenses .........................................         12,201
                                                                   ------------
   TOTAL LIABILITIES ...........................................         18,791
                                                                   ------------

NET ASSETS .....................................................   $  5,626,251
                                                                   ============

NET ASSETS CONSIST OF:
Paid-in capital ................................................   $  7,712,505
Accumulated undistributed net investment income ................          1,941
Accumulated net realized losses from security transactions .....       (525,868)
Net unrealized depreciation on investments .....................     (1,562,327)
                                                                   ------------
NET ASSETS .....................................................   $  5,626,251
                                                                   ============

Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) ..................        483,813
                                                                   ============

Net asset value, offering price, and redemption price per share    $      11.63
                                                                   ============

See accompanying notes to financial statements.

THE PROFIT FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2009 (UNAUDITED)
================================================================================

INVESTMENT INCOME
   Dividends ...................................................   $     55,546
                                                                   ------------

EXPENSES
   Investment advisory fees (Note 4) ...........................         33,714
   Professional fees ...........................................         23,224
   Accounting services fees (Note 4) ...........................         15,000
   Administration fees (Note 4) ................................         12,000
   Transfer agent fees (Note 4) ................................          9,000
   Registration fees ...........................................          7,046
   Insurance expense ...........................................          6,641
   Postage and supplies ........................................          5,474
   Reports to shareholders .....................................          4,232
   Distribution expense (Note 4) ...............................          4,146
   Custodian and bank service fees .............................          2,057
   Trustees' fees ..............................................          2,000
   Other expenses ..............................................          4,249
                                                                   ------------
      TOTAL EXPENSES ...........................................        128,783
   Fees waived and expenses reimbursed by the Adviser (Note 4) .        (75,178)
                                                                   ------------
      NET EXPENSES .............................................         53,605
                                                                   ------------

NET INVESTMENT INCOME ..........................................          1,941
                                                                   ------------

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
   Net realized losses from security transactions ..............       (525,849)
   Net change in unrealized appreciation (depreciation)
      on investments ...........................................     (1,582,672)
                                                                   ------------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS ..............     (2,108,521)
                                                                   ------------

NET DECREASE IN NET ASSETS FROM OPERATIONS .....................   $ (2,106,580)
                                                                   ============

See accompanying notes to financial statements.

THE PROFIT FUND
STATEMENTS OF CHANGES IN NET ASSETS
==========================================================================================
                                                             SIX MONTHS
                                                                ENDED           YEAR
                                                              MARCH 31,        ENDED
                                                                2009        SEPTEMBER 30,
                                                             (UNAUDITED)        2008
------------------------------------------------------------------------------------------
 FROM OPERATIONS
   Net investment income (loss) .........................   $      1,941    $    (49,007)
   Net realized gains (losses) from security transactions       (525,849)        594,452
   Net change in unrealized
      appreciation (depreciation) on investments ........     (1,582,672)     (2,727,652)
                                                            ------------    ------------
Net decrease in net assets from operations ..............     (2,106,580)     (2,182,207)
                                                            ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net realized gains from security transactions ...       (248,753)     (1,231,158)
                                                            ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ............................        100,313         292,007
   Reinvestment of distributions to shareholders ........        247,875       1,227,268
   Payments for shares redeemed .........................       (807,854)     (1,178,753)
                                                            ------------    ------------
Net increase (decrease) in net assets
   from capital share transactions ......................       (459,666)        340,522
                                                            ------------    ------------

TOTAL DECREASE IN NET ASSETS ............................     (2,814,999)     (3,072,843)

NET ASSETS
   Beginning of period ..................................      8,441,250      11,514,093
                                                            ------------    ------------
   End of period ........................................   $  5,626,251    $  8,441,250
                                                            ============    ============

ACCUMULATED UNDISTRIBUTED
   NET INVESTMENT INCOME ................................   $      1,941    $         --
                                                            ============    ============

CAPITAL SHARE ACTIVITY
   Shares sold ..........................................          8,396          15,088
   Shares issued in reinvestment of
      distributions to shareholders .....................         20,022          61,983
   Shares redeemed ......................................        (66,342)        (59,074)
                                                            ------------    ------------
   Net increase (decrease) in shares outstanding ........        (37,924)         17,997
   Shares outstanding, beginning of period ..............        521,737         503,740
                                                            ------------    ------------
   Shares outstanding, end of period ....................        483,813         521,737
                                                            ============    ============

See accompanying notes to financial statements.

THE PROFIT FUND
FINANCIAL HIGHLIGHTS
===================================================================================================================================

PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:
-----------------------------------------------------------------------------------------------------------------------------------
                                              SIX MONTHS
                                                 ENDED          YEAR           YEAR           YEAR           YEAR           YEAR
                                                MARCH 31,      ENDED          ENDED          ENDED          ENDED          ENDED
                                                  2009        SEPT. 30,      SEPT. 30,      SEPT. 30,      SEPT. 30,      SEPT. 30,
                                              (UNAUDITED)       2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..     $    16.18     $    22.86     $    20.19     $    19.34     $    17.61     $    15.41
                                              ----------     ----------     ----------     ----------     ----------     ----------

Income (loss) from investment operations:
   Net investment income (loss) .........           0.00(a)       (0.09)         (0.17)         (0.29)         (0.15)         (0.18)
   Net realized and unrealized
      gains (losses) on investments .....          (4.04)         (4.04)          3.51           1.64           1.88           2.38
                                              ----------     ----------     ----------     ----------     ----------     ----------
Total from investment operations ........          (4.04)         (4.13)          3.34           1.35           1.73           2.20
                                              ----------     ----------     ----------     ----------     ----------     ----------

Less distributions:
   From net realized gains from
      security transactions .............          (0.51)         (2.55)         (0.67)         (0.50)            --             --
                                              ----------     ----------     ----------     ----------     ----------     ----------

Net asset value at end of period ........     $    11.63     $    16.18     $    22.86     $    20.19     $    19.34     $    17.61
                                              ==========     ==========     ==========     ==========     ==========     ==========

Total return (b) ........................        (25.19%)(c)    (20.12%)        16.92%          7.10%          9.82%         14.28%
                                              ==========     ==========     ==========     ==========     ==========     ==========

Net assets at end of period (000's) .....     $    5,626     $    8,441     $   11,514     $   10,941     $   11,655     $    6,886
                                              ==========     ==========     ==========     ==========     ==========     ==========

Ratio of net expenses to
   average net assets (d) ...............          1.75%(e)       1.75%          1.85%          2.45%          2.45%          2.54%

Ratio of net investment income (loss)
   to average net assets ................          0.06%(e)      (0.48%)        (0.77%)        (1.41%)        (0.77%)        (1.15%)

Portfolio turnover rate .................            10%(c)         40%            39%            32%            65%            33%

(a)   Amount rounds to less than $0.01 per share.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)   Not annualized.

(d) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 4.21%(e), 3.34%, 3.18%, 3.23%, 3.37% and 3.70% for the periods ended March 31, 2009,
      September 30, 2008, 2007, 2006, 2005 and 2004, respectively (Note 4).

(e)   Annualized.

See accompanying notes to financial statements.

THE PROFIT FUND
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2009 (UNAUDITED)
================================================================================

1.    ORGANIZATION

The Profit Fund (the "Fund") is a diversified series of Profit Funds Investment Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as a Massachusetts business trust on June 14, 1996. The public offering of shares of the Fund commenced on November 15, 1996.

The Fund seeks to provide investors with high long-term total return, consistent with the preservation of capital and maintenance of liquidity, by investing primarily in the common stock of established, larger capitalization companies
(that is, companies having a market capitalization exceeding $10 billion). Dividend income is only an incidental consideration to the Fund's investment objective.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

Securities valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges are valued at the closing price on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise, at the last quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Securities and other assets for which market quotations are not readily available or are considered to be unreliable due to significant market or other events are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Factors in determining portfolio investments subject to fair value determination include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; infrequency of sales; the thinness of the market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or future markets, such as the suspension or limitation of trading. Short-term instruments (those with remaining maturities of 60 days or less) may be valued at amortized cost, which approximates market value.

The Financial Accounting Standards Board's ("FASB") Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and

THE PROFIT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

requires additional disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

o     Level 1 - quoted prices in active markets for identical securities
o     Level 2 - other significant observable inputs
o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2009, all of the inputs used to value the Fund's investments were Level 1.

Share valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share of the Fund is equal to the net asset value per share.

Investment income -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Security transactions -- Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

Distributions to shareholders -- Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The tax character of distributions paid during the six months ended March 31, 2009 and the year ended September 30, 2008 was long-term capital gains.

Contingencies and commitments -- The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

THE PROFIT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

Federal income tax -- It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis as of March 31, 2009:

--------------------------------------------------------------------------------
Cost of portfolio investments ................................     $  7,048,090
                                                                   ============
Gross unrealized appreciation ................................     $    291,231
Gross unrealized depreciation ................................       (1,853,558)
                                                                   ------------
Net unrealized depreciation ..................................     $ (1,562,327)
Accumulated undistributed net investment income ..............            1,941
Other losses .................................................         (525,868)
                                                                   ------------
Accumulated deficit ..........................................     $ (2,086,254)
                                                                   ============
--------------------------------------------------------------------------------

FASB's Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes" provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. As required by FIN 48, management has analyzed the Fund's tax positions taken on Federal income tax returns for all open tax years (tax years ended September 30, 2006 through September 30, 2008) and has concluded that no provision for income tax is required in these financial statements.

3.    INVESTMENT TRANSACTIONS

During the six months ended March 31, 2009, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. government securities, amounted to $629,843 and $1,537,559, respectively.

THE PROFIT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

4.    TRANSACTIONS WITH AFFILIATES

The President of the Trust is also the President of Profit Investment Management, LLC (the "Adviser"). Certain other officers of the Trust are also officers of the Adviser, or of Ultimus Fund Solutions, LLC ("Ultimus"), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust, or of Ultimus Fund Distributors, LLC (the "Distributor"), the principal underwriter for the Fund and exclusive agent for the distribution of shares of the Fund.

The Fund pays each Trustee who is not affiliated with the Adviser a per meeting fee of $250. Trustees who are affiliated with the Adviser do not receive compensation.

MANAGEMENT AGREEMENT
The Fund's investments are managed by the Adviser pursuant to the terms of a Management Agreement. Effective February 1, 2009, the Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of the Fund's average daily net assets. Prior to February 1, 2009, the Fund paid the Adviser an investment advisory fee at an annual rate of 1.25% of the Fund's average daily net assets.

The Adviser has contractually agreed, until at least February 1, 2010, to waive its advisory fees and, if necessary, reimburse a portion of the Fund's operating expenses so that the Fund's ordinary operating expenses do not exceed 1.75% per annum of the Fund's average daily net assets (the "Expense Cap"). As a result of the Expense Cap, the Adviser waived all of its investment advisory fees in the amount of $33,714 and reimbursed other Fund operating expenses totaling $41,464 during the six months ended March 31, 2009.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, Ultimus supplies executive, administrative and regulatory services for the Fund. Ultimus supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, Ultimus receives a monthly fee at an annual rate of 0.15% of the Fund's average daily net assets up to $50 million; 0.125% of such assets between $50 million and $100 million; 0.10% of such assets between $100 million and $250 million; 0.075% of such assets between $250 million and $500 million; and 0.05% of such assets in excess of $500 million, subject to a minimum monthly fee of $2,000.

ACCOUNTING SERVICES AGREEMENT
Under the terms of an Accounting Services Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, Ultimus receives a fee, based on current asset levels, of $2,500 per month from the Fund. In addition, the Fund pays all costs of external pricing services.

THE PROFIT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives a monthly fee at an annual rate of $20 per shareholder account from the Fund, subject to a $1,500 minimum monthly fee. In addition, the Fund reimburses Ultimus for out-of-pocket expenses including, but not limited to, postage and supplies.

DISTRIBUTION AGREEMENT
The Fund has entered into a Distribution Agreement with the Distributor, pursuant to which the Distributor provides distribution services to the Fund and serves as principal underwriter for the Fund. The Distributor is a wholly owned subsidiary of Ultimus. The Distributor receives $6,000 annually for its services to the Fund.

DISTRIBUTION PLAN
The Fund has adopted a Plan of Distribution (the "Plan") under which the Fund may reimburse expenses related to the distribution and promotion of Fund shares. The annual limitation for payment of such expenses under the Plan is 0.25% of the Fund's average daily net assets. The Fund paid distribution related expenses of $4,146 under the Plan during the six months ended March 31, 2009.

THE PROFIT FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The examples in the table below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (October 1, 2008) and held until the end of the period (March 31, 2009).

The table below illustrates the Fund's costs in two ways:

Actual fund return - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

Hypothetical 5% return - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. These ongoing costs, which are deducted from the Fund's gross income, directly reduce the investment return of the Fund. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

THE PROFIT FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
(CONTINUED)
================================================================================

More information about the Fund's expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

--------------------------------------------------------------------------------
                                     Beginning         Ending          Expenses
                                   Account Value    Account Value    Paid During
                                    Oct. 1, 2008   March 31, 2009      Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return         $  1,000.00      $   748.10       $  7.63
Based on Hypothetical 5% Return
   (before expenses)                $  1,000.00      $ 1,016.21       $  8.80
--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.75% for the period, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

OTHER INFORMATION (UNAUDITED)
================================================================================

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge upon request by calling toll-free 1-888-744-2337, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-888-744-2337, or on the SEC's website at http://www.sec.gov.

The Fund files its complete listing of portfolio holdings with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling 1-888-744-2337. Furthermore, you may obtain a copy of these filings on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

THE PROFIT FUND
APPROVAL OF MANAGEMENT AGREEMENT
(UNAUDITED)
================================================================================

The Board of Trustees, including the Independent Trustees voting separately, have reviewed and approved the continuance of the Fund's Management Agreement with the Adviser. Approval took place at a meeting held on November 20, 2008, at which all of the Trustees were in attendance.

In the course of their consideration of the Management Agreement, the Independent Trustees met in executive session and were advised by their independent legal counsel. The Independent Trustees received and reviewed a substantial amount of information provided by the Adviser in response to requests of the Trustees and counsel.

In considering the Management Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below.

(i) THE NATURE, EXTENT, AND QUALITY OF THE SERVICES PROVIDED BY THE ADVISER. In this regard, the Independent Trustees reviewed the services being provided by the Adviser to the Fund. They considered the responsibilities of the Adviser under the Management Agreement and the Adviser's compensation under the Agreement. The Independent Trustees also reviewed the background and experience of the Adviser's key investment and operating personnel. After reviewing the foregoing information, the Independent Trustees concluded that the quality, extent and nature of the services provided to the Fund by the Adviser were satisfactory.

(ii) THE INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER. In this regard, the Independent Trustees compared the performance of the Fund with the performance of the S&P 500 Index, the Dow Jones Industrial Average and averages of comparably managed mutual funds over various periods ended September 30, 2008. The Independent Trustees were also provided with comparative performance numbers of the universe of funds that have assets of less than $50 million, less than $100 million, and all funds that are categorized by Morningstar as "large growth" funds. The Independent Trustees considered the consistency of the Adviser's management of the Fund with the Fund's investment objective and policies. The Trustees noted that the Fund's performance over one year, five years, and ten years exceeded the average and median returns for large growth funds, as reported by Morningstar. The Independent Trustees concluded that the investment performance of the Fund has been satisfactory.

(iii) THE COSTS OF THE SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER FROM ITS RELATIONSHIP WITH THE FUND. In this regard, the Independent
      Trustees considered the Adviser's staffing, personnel and methods of operating; the financial condition of the Adviser and the level of commitment to the Fund and the Adviser by the principals of the Adviser; the asset levels of the Fund; and the overall expenses of the Fund. The Independent Trustees compared the management fee paid by the Fund under the Management Agreement to the average advisory fee ratios of similar mutual funds as reported by Morningstar. They also compared the total

THE PROFIT FUND
APPROVAL OF MANAGEMENT AGREEMENT
(UNAUDITED) (CONTINUED)
================================================================================

      operating expense ratio of the Fund with average expense ratios of representative funds. The Trustees considered the Adviser's proposal to reduce its management fee from 1.25% to 0.75%, effective February 1, 2009, and its proposal to continue for an additional year its contractual commitment to limit the Fund's annual ordinary operating expenses to 1.75% of the Fund's average daily net assets. The Trustees noted that, based on the comparative information provided, the proposed management fee of 0.75% is comparable to the average and median management fees paid by other large growth funds with $50 million or less in assets. They also noted that the proposed management fee of 0.75% is comparable to the average and median management fees paid by the entire universe of large growth funds. The Independent Trustees considered that the Fund's overall expense ratio (after waivers) of 1.75% was higher than the average and median expense ratios for its peer group of large growth funds, but took into account that the Adviser waived all of its management fees and reimbursed a significant amount of other Fund operating expenses during the fiscal year ended September 30, 2008. It was noted by the Independent Trustees that the Adviser has yet to recognize a profit with respect to its services to the Fund and, moreover, the Adviser has incurred significant losses over the life of the Fund. The Independent Trustees reviewed a balance sheet of the Adviser as of September 30, 2008 and determined that the Adviser's financial condition is satisfactory. The Independent Trustees also considered the "fallout benefits" to the Adviser, including the research services received by the Adviser as a result of the placement of the Fund's brokerage. Following further consideration of the foregoing, including the Adviser's decision to reduce its management fee to 0.75% of the Fund's average daily net assets, effective February 1, 2009, and the Adviser's commitment to maintain the overall expense ratio of the Fund at 1.75% until at least February 1, 2010, the Independent Trustees concluded that the fees paid to the Adviser are reasonable.

(iv) THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS AND WHETHER ADVISORY FEE LEVELS REFLECT THESE ECONOMIES OF SCALE FOR THE BENEFIT OF THE FUND'S INVESTORS. In this regard, the Independent Trustees considered that over the life of the Fund the Adviser has received little or no management fees because it was subsidizing the Fund to reduce its operating expenses, and has committed to continue to cap expenses of the Fund. The Independent Trustees discussed that, at current asset levels, it would not be relevant to consider the extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale. The Independent Trustees determined that it is not necessary or appropriate to introduce fee breakpoints at the present time.

THE PROFIT FUND
APPROVAL OF MANAGEMENT AGREEMENT
(UNAUDITED) (CONTINUED)
================================================================================

CONCLUSION

The Independent Trustees concluded that, based on the long-term performance of the Fund, the Adviser has provided quality advisory services to the Fund. The Independent Trustees further concluded that the Fund's management fee (at the rate of 0.75% per annum) and total expense ratio after waivers (at the rate of 1.75% per annum) are fair and reasonable given the quality of services provided by the Adviser, the relatively small size of the Fund, and the absence to date of any profits accruing to the Adviser from the Management Agreement.

After full consideration of the above factors as well as other factors, the Trustees, including all of the Independent Trustees, concluded that continuance of the Management Agreement was in the best interests of the Fund and its shareholders.

                  PROFIT FUNDS INVESTMENT TRUST
                  8401 Colesville Road, Suite 320
                  Silver Spring, Maryland 20910

                  BOARD OF TRUSTEES
                  Eugene A. Profit
                  Kim Michele Keenan
                  Robert M. Milanicz

                  INVESTMENT  ADVISER
                  PROFIT INVESTMENT MANAGEMENT
                  8401 Colesville Road, Suite 320
                  Silver Spring, Maryland 20910
                  (301) 650-0059

                  ADMINISTRATOR/TRANSFER AGENT
                  ULTIMUS FUND SOLUTIONS, LLC
                  P.O. Box 46707
                  Cincinnati, Ohio 45246-0707

                  SHAREHOLDER SERVICE
                  Nationwide: (Toll-Free) 888-744-2337


This report is for the information of the shareholders of The Profit Fund. It may not be distributed to prospective investors unless it is preceded or accompanied by a current Fund prospectus.

ITEM 2.     CODE OF ETHICS.

Not required

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CERT          Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT       Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Profit Funds Investment Trust
            --------------------------------------------------------------------

By (Signature and Title)*           /s/ Eugene A. Profit
                              --------------------------------------------------
                                    Eugene A. Profit, President

Date          May 21, 2009
      ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Eugene A. Profit
                              --------------------------------------------------
                                    Eugene A. Profit, President

Date          May 21, 2009
      ------------------------------

By (Signature and Title)*           /s/ Mark J. Seger
                              --------------------------------------------------
                                    Mark J. Seger, Treasurer

Date          May 21, 2009
      ------------------------------

* Print the name and title of each signing officer under his or her signature.